Intangible assets and liabilities (Details) (Parenthetical)	12 Months Ended
Sep. 30, 2014
In place leases
Useful life	7-8 years
Above Market leases
Useful life	5 years
Customer Value
Useful life	10.5 years
Trade name
Useful life	5 years
Non Compete
Useful life	3.5 years
Below market leases
Useful life	4-5 years